Summary of Significant Accounting Policies (Narrative) (FY) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Distributor	Dec. 31, 2018 USD ($) Distributor
Number of distributors and partners | Distributor					3	3
Income taxes [Abstract]
Interest and penalties					$ 0	$ 0
Recently issued or adopted accounting standards [Abstract]
Right of use assets	$ 243,251		$ 243,251		323,661	0
Operating Lease liability - right of use	272,413		272,413		359,047
Additional paid-in capital	117,326,629		117,326,629		115,457,808	101,153,882
Retained earnings	(132,386,958)		(132,386,958)		(125,752,956)	(116,602,778)
Warrant liability	$ 0	$ (195,310)	$ 0	$ (227,669)	$ (227,669)	(55,376)
ASU No. 2016-02
Recently issued or adopted accounting standards [Abstract]
Right of use assets						520,000
Operating Lease liability - right of use						520,000
ASU No. 2017-11
Recently issued or adopted accounting standards [Abstract]
Additional paid-in capital						262,339
Retained earnings						1,279,661
Warrant liability						$ (1,542,000)
Machines and equipment
Depreciation of property and equipment [Abstract]
Estimated useful lives					3 years
Devices | Minimum
Depreciation of property and equipment [Abstract]
Estimated useful lives					5 years
Devices | Maximum
Depreciation of property and equipment [Abstract]
Estimated useful lives					15 years
Office and computer equipment
Depreciation of property and equipment [Abstract]
Estimated useful lives					3 years
Furniture and fixtures
Depreciation of property and equipment [Abstract]
Estimated useful lives					3 years
Software
Depreciation of property and equipment [Abstract]
Estimated useful lives					2 years
Distributor 1 | Revenues
Concentration risk			86.00%		18.00%	33.00%
Distributor 1 | Accounts Receivable
Concentration risk			72.00%	49.00%	0.00%	24.00%
Distributor 2 | Revenues
Concentration risk					15.00%	23.00%
Distributor 2 | Accounts Receivable
Concentration risk				0.00%	0.00%	60.00%
Distributor 3 | Revenues
Concentration risk					12.00%	11.00%
Distributor 3 | Accounts Receivable
Concentration risk				25.00%	22.00%	7.70%